Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets

The following table provides a reconciliation of changes in the fair value of private equity investments classified at FVOCI:

	2020	2019
Fair Value, Beginning of Year	52	38
Change in Fair Value (1)	-	14
Fair Value, End of Year	52	52
(1)	Changes in fair value are recorded in OCI.

Summary of Unrealized Risk Management Positions

Summary of Unrealized Risk Management Positions

	2020			2019
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas and Condensate	5	58	(53)	5	2	3

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2020	2019
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(53)	3

Summary of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

The following table summarizes the changes in the fair value of Cenovus’s risk management assets and liabilities:

	2020	2019
Fair Value of Contracts, Beginning of Year	3	160
Fair Value of Contracts Realized During the Year	252	7
Change in Fair Value of Contracts in Place at Beginning of Year and Contracts Entered Into During the Year	(308)	(156)
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	-	(8)
Fair Value of Contracts, End of Year	(53)	3

Summary of Offsetting Risk Management Positions

The following table provides a summary of the Company’s offsetting risk management positions:

	2020			2019
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	70	123	(53)	13	10	3
Amount Offset	(65)	(65)	-	(8)	(8)	-
Net Amount per Consolidated Financial Statements	5	58	(53)	5	2	3

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:
As at December 31, 2020	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(41)	32
WTI Option Volatility	± five percent	(18)	17
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	7	(10)

As at December 31, 2019	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(129)	80
WTI Option Volatility	± five percent	(45)	42
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	10	(19)

Summary of Earnings Impact of (Gains) Losses from Risk Management Positions	Earnings Impact of (Gains) Losses From Risk Management Positions
For the years ended December 31,	2020	2019	2018
Realized (Gain) Loss (1)	252	7	1,554
Unrealized (Gain) Loss (2)	56	149	(1,249)
(Gain) Loss on Risk Management From Continuing Operations	308	156	305
(1)	Realized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.
(2)	Unrealized gains and losses on risk management are recorded in the Corporate and Eliminations segment.